Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(1)	4,449	$ 1,149,310
Curtiss-Wright Corp.	2,460	548,064
HEICO Corp.	2,567	459,159
Hexcel Corp.	5,107	376,641
Woodward, Inc.	3,430	466,926
		$ 3,000,100
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	8,177	$ 706,411
Expeditors International of Washington, Inc.	8,979	1,142,129
GXO Logistics, Inc.(1)	7,256	443,777
		$2,292,317
Automobile Components — 0.8%
Aptiv PLC(1)	16,468	$1,477,509
Autoliv, Inc.	6,035	664,997
BorgWarner, Inc.	16,612	595,540
Lear Corp.	3,907	551,707
Visteon Corp.(1)	1,781	222,447
		$3,512,200
Automobiles — 0.4%
Harley-Davidson, Inc.	9,208	$339,223
Rivian Automotive, Inc., Class A(1)(2)	47,376	1,111,441
Thor Industries, Inc.	3,384	400,158
		$1,850,822
Banks — 3.2%
Bank OZK	5,334	$265,793
BOK Financial Corp.	1,626	139,267
Citizens Financial Group, Inc.	24,229	802,949
Columbia Banking System, Inc.	11,473	306,100
Comerica, Inc.	6,517	363,714
Commerce Bancshares, Inc.	6,512	347,779
Cullen/Frost Bankers, Inc.	2,965	321,673
East West Bancorp, Inc.	7,189	517,249
F.N.B. Corp.	19,707	271,365
Fifth Third Bancorp	35,159	1,212,634
First Citizens Bancshares, Inc., Class A	553	784,690
First Financial Bankshares, Inc.	7,537	228,371
First Horizon Corp.	28,049	397,174
Home BancShares, Inc.	9,231	233,821
Huntington Bancshares, Inc.	72,872	926,932
KeyCorp	48,161	693,518
M&T Bank Corp.	8,404	1,152,020
New York Community Bancorp, Inc.	37,701	385,681
Old National Bancorp	15,924	268,956
Pinnacle Financial Partners, Inc.	3,753	327,337
Security	Shares	Value
Banks (continued)
Popular, Inc.	3,517	$ 288,640
Prosperity Bancshares, Inc.	4,554	308,443
Regions Financial Corp.	47,940	929,077
SouthState Corp.	3,818	322,430
Synovus Financial Corp.	6,980	262,797
United Bankshares, Inc.	7,277	273,251
Valley National Bancorp	20,876	226,713
Webster Financial Corp.	8,730	443,135
Western Alliance Bancorp	5,364	352,898
Wintrust Financial Corp.	2,934	272,129
Zions Bancorp N.A.	7,088	310,951
		$13,937,487
Beverages — 0.2%
Celsius Holdings, Inc.(1)	7,935	$432,616
Coca-Cola Consolidated, Inc.	260	241,384
		$674,000
Biotechnology — 2.0%
ACADIA Pharmaceuticals, Inc.(1)	7,795	$244,061
Alkermes PLC(1)	10,299	285,694
Alnylam Pharmaceuticals, Inc.(1)	7,497	1,435,001
Apellis Pharmaceuticals, Inc.(1)	6,017	360,178
Arrowhead Pharmaceuticals, Inc.(1)	6,703	205,112
BioMarin Pharmaceutical, Inc.(1)	11,381	1,097,356
Blueprint Medicines Corp.(1)	3,340	308,082
Denali Therapeutics, Inc.(1)	6,972	149,619
Exact Sciences Corp.(1)	11,110	821,918
Exelixis, Inc.(1)	17,893	429,253
Halozyme Therapeutics, Inc.(1)	7,893	291,725
Incyte Corp.(1)	11,320	710,783
Ionis Pharmaceuticals, Inc.(1)	8,633	436,743
Neurocrine Biosciences, Inc.(1)	5,930	781,337
Sarepta Therapeutics, Inc.(1)	5,135	495,168
United Therapeutics Corp.(1)	2,673	587,766
		$8,639,796
Broadline Retail — 0.5%
eBay, Inc.	27,566	$1,202,429
Etsy, Inc.(1)	6,511	527,717
Macy's, Inc.	15,009	301,981
		$2,032,127
Building Products — 3.2%
A.O. Smith Corp.	7,591	$625,802
AAON, Inc.	4,054	299,469
Advanced Drainage Systems, Inc.	4,437	624,020
Allegion PLC	5,542	702,116
AZEK Co., Inc. (The)(1)	7,284	278,613
Carlisle Cos., Inc.	3,237	1,011,336

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	44,292	$ 2,544,575
Fortune Brands Innovations, Inc.	6,774	515,772
Lennox International, Inc.	2,092	936,212
Masco Corp.	11,909	797,665
Owens Corning	6,340	939,778
Simpson Manufacturing Co., Inc.	2,695	533,556
Trane Technologies PLC	11,746	2,864,850
Trex Co., Inc.(1)	5,909	489,206
UFP Industries, Inc.	3,249	407,912
Zurn Elkay Water Solutions Corp., Class C	8,188	240,809
		$13,811,691
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	1,697	$256,960
Ameriprise Financial, Inc.	5,266	2,000,185
Ares Management Corp., Class A	7,893	938,636
Bank of New York Mellon Corp. (The)	39,159	2,038,226
Blue Owl Capital, Inc.	23,715	353,354
Carlyle Group, Inc. (The)	9,395	382,283
Cboe Global Markets, Inc.	5,399	964,045
Coinbase Global, Inc., Class A(1)	8,531	1,483,712
Evercore, Inc., Class A	1,669	285,482
FactSet Research Systems, Inc.	2,357	1,124,407
Franklin Resources, Inc.	15,197	452,719
Hamilton Lane, Inc., Class A	2,260	256,374
Houlihan Lokey, Inc.	2,820	338,146
Interactive Brokers Group, Inc., Class A	5,273	437,132
Invesco, Ltd.	23,272	415,172
Jefferies Financial Group, Inc.	9,053	365,832
LPL Financial Holdings, Inc.	3,881	883,393
MarketAxess Holdings, Inc.	2,337	684,390
Morningstar, Inc.	1,664	476,303
Nasdaq, Inc.	17,463	1,015,299
Northern Trust Corp.	10,325	871,224
Raymond James Financial, Inc.	9,864	1,099,836
SEI Investments Co.	5,277	335,353
State Street Corp.	15,620	1,209,925
Stifel Financial Corp.	4,806	332,335
T. Rowe Price Group, Inc.	11,434	1,231,327
Tradeweb Markets, Inc., Class A	5,859	532,466
		$20,764,516
Chemicals — 1.9%
Ashland, Inc.	3,176	$267,769
Axalta Coating Systems, Ltd.(1)	13,984	475,036
Balchem Corp.	1,923	286,046
Cabot Corp.	3,281	273,964
Celanese Corp.	7,089	1,101,418
Eastman Chemical Co.	7,736	694,848
Element Solutions, Inc.	14,382	332,799
FMC Corp.	7,885	497,149
Security	Shares	Value
Chemicals (continued)
Huntsman Corp.	9,887	$ 248,460
International Flavors & Fragrances, Inc.	14,297	1,157,628
Livent Corp.(1)	12,517	225,056
Mosaic Co. (The)	20,628	737,038
PPG Industries, Inc.	13,012	1,945,945
		$ 8,243,156
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A(1)	3,689	$ 315,262
Clean Harbors, Inc.(1)	3,323	579,897
MSA Safety, Inc.	2,436	411,270
Rollins, Inc.	17,936	783,265
Stericycle, Inc.(1)	6,564	325,312
Tetra Tech, Inc.	3,490	582,585
Vestis Corp.	7,970	168,486
		$3,166,077
Communications Equipment — 0.4%
Ciena Corp.(1)	8,362	$376,374
F5, Inc.(1)	3,651	653,456
Juniper Networks, Inc.	19,123	563,746
Lumentum Holdings, Inc.(1)	3,840	201,293
Viasat, Inc.(1)	4,657	130,163
		$1,925,032
Construction & Engineering — 1.2%
AECOM	9,302	$859,784
Comfort Systems USA, Inc.	2,306	474,275
EMCOR Group, Inc.	3,130	674,296
MasTec, Inc.(1)	4,274	323,627
Quanta Services, Inc.	8,252	1,780,782
Valmont Industries, Inc.	1,414	330,183
WillScot Mobile Mini Holdings Corp.(1)	12,068	537,026
		$4,979,973
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	14,299	$549,939
Vulcan Materials Co.	7,563	1,716,877
		$2,266,816
Consumer Finance — 1.0%
Ally Financial, Inc.	15,401	$537,803
Credit Acceptance Corp.(1)	296	157,688
Discover Financial Services	12,648	1,421,635
FirstCash Holdings, Inc.	2,107	228,378
OneMain Holdings, Inc.	6,476	318,619
SLM Corp.	10,438	199,575
SoFi Technologies, Inc.(1)(2)	47,250	470,138
Synchrony Financial	20,918	798,858
		$4,132,694

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	19,002	$ 437,046
BJ's Wholesale Club Holdings, Inc.(1)	6,962	464,087
Casey's General Stores, Inc.	2,136	586,845
Dollar Tree, Inc.(1)	11,846	1,682,724
Kroger Co. (The)	39,873	1,822,595
Performance Food Group Co.(1)	8,674	599,807
Sprouts Farmers Market, Inc.(1)	5,578	268,357
Sysco Corp.	27,460	2,008,150
US Foods Holding Corp.(1)	14,203	644,958
		$8,514,569
Containers & Packaging — 1.6%
AptarGroup, Inc.	4,153	$513,394
Avery Dennison Corp.	5,185	1,048,200
Ball Corp.	19,498	1,121,525
Berry Global Group, Inc.	7,584	511,086
Crown Holdings, Inc.	7,824	720,512
Graphic Packaging Holding Co.	19,345	476,854
Packaging Corp. of America	5,743	935,592
Sealed Air Corp.	9,477	346,100
Silgan Holdings, Inc.	4,832	218,648
Sonoco Products Co.	5,904	329,856
WestRock Co.	16,710	693,799
		$6,915,566
Distributors — 0.6%
Genuine Parts Co.	7,662	$1,061,187
LKQ Corp.	14,237	680,386
Pool Corp.	2,000	797,420
		$2,538,993
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	3,630	$342,091
Duolingo, Inc.(1)	2,146	486,820
H&R Block, Inc.	8,534	412,790
Service Corp. International	9,343	639,528
		$1,881,229
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.	7,871	$323,970
		$323,970
Electric Utilities — 2.0%
Alliant Energy Corp.	17,038	$874,049
Avangrid, Inc.	5,056	163,865
Constellation Energy Corp.	16,884	1,973,571
Evergy, Inc.	15,293	798,295
Eversource Energy	21,005	1,296,429
IDACORP, Inc.	3,588	352,772
NRG Energy, Inc.	14,910	770,847
Security	Shares	Value
Electric Utilities (continued)
PNM Resources, Inc.	6,048	$ 251,597
Portland General Electric Co.	6,544	283,617
Xcel Energy, Inc.	30,461	1,885,840
		$ 8,650,882
Electrical Equipment — 2.0%
Acuity Brands, Inc.	1,946	$ 398,599
AMETEK, Inc.	12,568	2,072,338
Atkore, Inc.(1)	2,299	367,840
EnerSys	1,926	194,449
Generac Holdings, Inc.(1)	3,850	497,574
Hubbell, Inc.	3,393	1,116,059
nVent Electric PLC	10,573	624,759
Plug Power, Inc.(1)(2)	31,087	139,891
Regal Rexnord Corp.	4,283	633,970
Rockwell Automation, Inc.	6,392	1,984,588
Sensata Technologies Holding PLC	9,118	342,563
Sunrun, Inc.(1)	10,890	213,771
		$8,586,401
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	2,216	$241,367
Arrow Electronics, Inc.(1)	3,078	376,285
Avnet, Inc.	4,977	250,841
Badger Meter, Inc.	1,760	271,691
Belden, Inc.	2,903	224,257
CDW Corp.	7,624	1,733,088
Cognex Corp.	10,558	440,691
Coherent Corp.(1)	9,028	392,989
Corning, Inc.	45,942	1,398,934
Insight Enterprises, Inc.(1)	1,629	288,642
IPG Photonics Corp.(1)	1,566	169,974
Jabil, Inc.	7,418	945,053
Keysight Technologies, Inc.(1)	10,123	1,610,468
Littelfuse, Inc.	1,498	400,805
Novanta, Inc.(1)	2,221	374,039
TD SYNNEX Corp.	2,966	319,171
Teledyne Technologies, Inc.(1)	2,839	1,267,017
Trimble, Inc.(1)	16,271	865,617
Vishay Intertechnology, Inc.	8,036	192,623
Vontier Corp.	9,137	315,683
Zebra Technologies Corp., Class A(1)	3,078	841,310
		$12,920,545
Energy Equipment & Services — 0.4%
Baker Hughes Co.	55,441	$1,894,973
		$1,894,973
Entertainment — 2.2%
AMC Entertainment Holdings, Inc., Class A(1)	10,671	$65,306

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Atlanta Braves Holdings, Inc., Class C(1)	3,685	$ 145,852
Electronic Arts, Inc.	13,459	1,841,326
Liberty Media Corp.-Liberty Formula One, Class A(1)	14,839	860,365
Liberty Media Corp.-Liberty Live, Class A(1)	4,495	164,292
Live Nation Entertainment, Inc.(1)	9,226	863,554
Madison Square Garden Sports Corp.(1)	1,120	203,650
ROBLOX Corp., Class A(1)	27,965	1,278,560
Roku, Inc.(1)	7,356	674,251
Take-Two Interactive Software, Inc.(1)	8,915	1,434,869
Warner Bros. Discovery, Inc.(1)	133,770	1,522,303
Warner Music Group Corp., Class A	8,815	315,489
		$9,369,817
Financial Services — 2.1%
Affirm Holdings, Inc.(1)	14,018	$688,845
Block, Inc.(1)	29,051	2,247,095
Equitable Holdings, Inc.	17,161	571,461
Essent Group, Ltd.	5,208	274,670
Euronet Worldwide, Inc.(1)	2,443	247,940
Fidelity National Information Services, Inc.	32,485	1,951,374
Jack Henry & Associates, Inc.	4,264	696,780
MGIC Investment Corp.	14,352	276,850
Radian Group, Inc.	7,205	205,703
Shift4 Payments, Inc., Class A(1)	3,586	266,583
Toast, Inc., Class A(1)	20,333	371,281
Voya Financial, Inc.	5,522	402,885
Western Union Co. (The)	23,174	276,234
WEX, Inc.(1)	2,468	480,149
		$8,957,850
Food Products — 1.8%
Bunge Global S.A.	8,227	$830,516
Campbell Soup Co.	11,404	492,995
Conagra Brands, Inc.	27,763	795,688
Darling Ingredients, Inc.(1)	8,907	443,925
Flowers Foods, Inc.	10,962	246,755
Hormel Foods Corp.	17,105	549,241
Ingredion, Inc.	3,889	422,073
JM Smucker Co. (The)	6,079	768,264
Kellanova	16,446	919,496
Lamb Weston Holdings, Inc.	8,458	914,225
Lancaster Colony Corp.	1,226	203,994
McCormick & Co., Inc.	15,626	1,069,131
Simply Good Foods Co. (The)(1)	5,014	198,554
		$7,854,857
Gas Utilities — 0.3%
National Fuel Gas Co.	6,263	$314,215
New Jersey Resources Corp.	6,884	306,889
ONE Gas, Inc.	3,881	247,297
Southwest Gas Holdings, Inc.	4,059	257,138
Security	Shares	Value
Gas Utilities (continued)
UGI Corp.	14,881	$ 366,072
		$ 1,491,611
Ground Transportation — 1.5%
Avis Budget Group, Inc.	1,407	$ 249,405
J.B. Hunt Transport Services, Inc.	5,281	1,054,827
Knight-Swift Transportation Holdings, Inc.	10,854	625,733
Landstar System, Inc.	2,463	476,960
Old Dominion Freight Line, Inc.	5,008	2,029,893
Ryder System, Inc.	2,985	343,454
Saia, Inc.(1)	1,891	828,674
XPO, Inc.(1)	8,175	716,048
		$6,324,994
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.(1)	4,392	$1,203,408
Baxter International, Inc.	30,000	1,159,800
CONMED Corp.	1,975	216,282
Cooper Cos., Inc. (The)	2,928	1,108,072
DENTSPLY SIRONA, Inc.	13,168	468,649
Envista Holdings Corp.(1)	9,825	236,389
GE HealthCare Technologies, Inc.	22,596	1,747,123
Globus Medical, Inc., Class A(1)	6,825	363,704
Haemonetics Corp.(1)	3,264	279,105
Hologic, Inc.(1)	14,473	1,034,096
ICU Medical, Inc.(1)	1,302	129,861
Inari Medical, Inc.(1)	3,134	203,459
Inspire Medical Systems, Inc.(1)	1,813	368,819
Insulet Corp.(1)	4,201	911,533
iRhythm Technologies, Inc.(1)	1,941	207,765
Masimo Corp.(1)	2,568	300,995
Merit Medical Systems, Inc.(1)	3,661	278,090
Neogen Corp.(1)	14,078	283,109
Novocure, Ltd.(1)	6,175	92,193
Penumbra, Inc.(1)	2,174	546,848
QuidelOrtho Corp.(1)	3,145	231,787
ResMed, Inc.	8,461	1,455,461
Shockwave Medical, Inc.(1)	2,245	427,807
STERIS PLC	5,986	1,316,022
Teleflex, Inc.	2,797	697,404
Zimmer Biomet Holdings, Inc.	11,966	1,456,262
		$16,724,043
Health Care Providers & Services — 2.2%
agilon health, Inc.(1)(2)	17,806	$223,465
AMN Healthcare Services, Inc.(1)	2,093	156,724
Centene Corp.(1)	27,940	2,073,427
Chemed Corp.	912	533,292
DaVita, Inc.(1)	3,380	354,089
Encompass Health Corp.	6,172	411,796
Ensign Group, Inc. (The)	3,217	360,980

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(1)	5,312	$ 352,186
Henry Schein, Inc.(1)	7,470	565,554
Laboratory Corp. of America Holdings	5,049	1,147,587
Molina Healthcare, Inc.(1)	3,503	1,265,669
Option Care Health, Inc.(1)	10,567	356,002
Progyny, Inc.(1)	4,969	184,747
Quest Diagnostics, Inc.	6,641	915,661
R1 RCM, Inc.(1)	14,103	149,069
Select Medical Holdings Corp.	6,829	160,481
Surgery Partners, Inc.(1)(2)	3,889	124,409
		$9,335,138
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	6,227	$174,605
Veeva Systems, Inc., Class A(1)	7,604	1,463,922
		$1,638,527
Hotels, Restaurants & Leisure — 2.4%
Aramark	14,378	$404,022
Choice Hotels International, Inc.	2,103	238,270
Darden Restaurants, Inc.	6,882	1,130,713
Domino's Pizza, Inc.	2,047	843,835
Hilton Grand Vacations, Inc.(1)	4,265	171,368
Hilton Worldwide Holdings, Inc.	13,353	2,431,448
Hyatt Hotels Corp., Class A	2,758	359,671
Marriott Vacations Worldwide Corp.	1,822	154,669
Planet Fitness, Inc., Class A(1)	5,387	393,251
Texas Roadhouse, Inc.	3,860	471,808
Vail Resorts, Inc.	2,277	486,071
Wendy's Co. (The)	10,822	210,812
Wingstop, Inc.	1,667	427,719
Wyndham Hotels & Resorts, Inc.	5,196	417,810
Yum! Brands, Inc.	15,355	2,006,284
		$10,147,751
Household Durables — 2.4%
D.R. Horton, Inc.	15,726	$2,390,037
KB Home	4,852	303,056
Leggett & Platt, Inc.	6,998	183,138
Lennar Corp., Class A	14,085	2,099,228
Meritage Homes Corp.	2,280	397,176
Mohawk Industries, Inc.(1)	3,008	311,328
Newell Brands, Inc.	23,981	208,155
NVR, Inc.(1)	186	1,302,084
PulteGroup, Inc.	13,012	1,343,099
Taylor Morrison Home Corp.(1)	6,592	351,683
Tempur Sealy International, Inc.	8,603	438,495
TopBuild Corp.(1)	2,111	790,063
Whirlpool Corp.	2,877	350,332
		$10,467,874
Security	Shares	Value
Household Products — 0.5%
Church & Dwight Co., Inc.	13,098	$ 1,238,547
Clorox Co. (The)	6,642	947,083
		$ 2,185,630
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	44,908	$ 864,478
Brookfield Renewable Corp., Class A	9,145	263,285
Clearway Energy, Inc., Class C	8,091	221,936
Ormat Technologies, Inc.	3,484	264,052
		$1,613,751
Insurance — 4.1%
Allstate Corp. (The)	13,559	$1,897,989
American Financial Group, Inc.	3,912	465,098
Arch Capital Group, Ltd.(1)	18,439	1,369,464
Axis Capital Holdings, Ltd.	3,659	202,599
Brown & Brown, Inc.	14,678	1,043,753
Cincinnati Financial Corp.	7,869	814,127
Everest Group, Ltd.	2,165	765,501
First American Financial Corp.	6,289	405,263
Globe Life, Inc.	4,567	555,895
Hanover Insurance Group, Inc. (The)	1,755	213,092
Hartford Financial Services Group, Inc. (The)	15,249	1,225,715
Kinsale Capital Group, Inc.	1,160	388,496
Lincoln National Corp.	8,383	226,089
Old Republic International Corp.	13,999	411,571
Primerica, Inc.	1,834	377,364
Principal Financial Group, Inc.	12,072	949,704
Prudential Financial, Inc.	18,794	1,949,126
Reinsurance Group of America, Inc.	3,408	551,346
RenaissanceRe Holdings, Ltd.	2,544	498,624
RLI Corp.	2,157	287,140
Ryan Specialty Holdings, Inc.(1)	5,110	219,832
Selective Insurance Group, Inc.	3,276	325,896
Unum Group	10,360	468,479
W.R. Berkley Corp.	10,407	735,983
White Mountains Insurance Group, Ltd.	140	210,701
Willis Towers Watson PLC	5,235	1,262,682
		$17,821,529
Interactive Media & Services — 0.7%
IAC, Inc.(1)	4,419	$231,467
Pinterest, Inc., Class A(1)	34,815	1,289,548
Snap, Inc., Class A(1)	63,314	1,071,906
ZoomInfo Technologies, Inc.(1)	17,822	329,529
		$2,922,450
IT Services — 2.9%
Akamai Technologies, Inc.(1)	8,844	$1,046,688
Amdocs, Ltd.	7,079	622,173

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Cloudflare, Inc., Class A(1)	17,446	$ 1,452,554
Cognizant Technology Solutions Corp., Class A	27,426	2,071,486
DXC Technology Co.(1)	11,408	260,901
EPAM Systems, Inc.(1)	3,395	1,009,469
Gartner, Inc.(1)	4,189	1,889,700
MongoDB, Inc.(1)	3,808	1,556,901
Okta, Inc.(1)	9,108	824,547
Twilio, Inc., Class A(1)	10,192	773,267
VeriSign, Inc.(1)	5,423	1,116,921
		$12,624,607
Leisure Products — 0.3%
Brunswick Corp.	4,145	$401,029
Hasbro, Inc.	7,027	358,798
Mattel, Inc.(1)	17,894	337,839
		$1,097,666
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	15,512	$2,156,633
Avantor, Inc.(1)	40,530	925,300
Bio-Rad Laboratories, Inc., Class A(1)	1,295	418,143
Bio-Techne Corp.	9,698	748,298
Bruker Corp.	5,338	392,236
Charles River Laboratories International, Inc.(1)	3,106	734,258
Fortrea Holdings, Inc.(1)	5,726	199,837
Illumina, Inc.(1)	9,403	1,309,274
IQVIA Holdings, Inc.(1)	9,563	2,212,687
Medpace Holdings, Inc.(1)	1,478	453,051
Mettler-Toledo International, Inc.(1)	1,235	1,498,006
Repligen Corp.(1)	3,242	582,912
Revvity, Inc.	7,525	822,558
Waters Corp.(1)	3,615	1,190,166
West Pharmaceutical Services, Inc.	4,164	1,466,228
		$15,109,587
Machinery — 6.3%
AGCO Corp.	4,113	$499,359
Allison Transmission Holdings, Inc.	5,570	323,896
Chart Industries, Inc.(1)(2)	2,622	357,457
CNH Industrial NV	59,385	723,309
Cummins, Inc.	7,797	1,867,927
Donaldson Co., Inc.	7,648	499,797
Dover Corp.	8,595	1,321,997
Esab Corp.	3,412	295,547
Flowserve Corp.	8,787	362,200
Fortive Corp.	20,099	1,479,889
Franklin Electric Co., Inc.	2,335	225,678
Graco, Inc.	10,959	950,803
IDEX Corp.	4,791	1,040,174
Ingersoll Rand, Inc.	22,949	1,774,876
ITT, Inc.	5,277	629,652
Security	Shares	Value
Machinery (continued)
Lincoln Electric Holdings, Inc.	3,630	$ 789,380
Middleby Corp. (The)(1)	3,496	514,506
Mueller Industries, Inc.	6,765	318,970
Nordson Corp.	3,240	855,878
Oshkosh Corp.	4,149	449,793
Otis Worldwide Corp.	22,427	2,006,544
PACCAR, Inc.	26,877	2,624,539
Pentair PLC	10,735	780,542
Snap-on, Inc.	3,333	962,704
SPX Technologies, Inc.(1)	2,625	265,151
Stanley Black & Decker, Inc.	9,667	948,333
Timken Co. (The)	4,197	336,390
Toro Co. (The)	6,796	652,348
Watts Water Technologies, Inc., Class A	1,782	371,262
Westinghouse Air Brake Technologies Corp.	10,545	1,338,160
Xylem, Inc.	13,659	1,562,043
		$27,129,104
Media — 1.4%
Cable One, Inc.	288	$160,298
Interpublic Group of Cos., Inc. (The)	24,593	802,715
Liberty Broadband Corp., Class C(1)	7,946	640,368
New York Times Co. (The), Class A	10,037	491,713
Nexstar Media Group, Inc.	2,073	324,943
Omnicom Group, Inc.	12,384	1,071,340
Paramount Global, Class B	37,527	555,024
Sirius XM Holdings, Inc.(2)	36,161	197,801
TEGNA, Inc.	13,316	203,735
Trade Desk, Inc. (The), Class A(1)	24,449	1,759,350
		$6,207,287
Metals & Mining — 1.3%
ATI, Inc.(1)	12,461	$566,602
Commercial Metals Co.	11,772	589,071
Nucor Corp.	12,805	2,228,582
Reliance Steel & Aluminum Co.	3,762	1,052,156
Steel Dynamics, Inc.	9,329	1,101,755
		$5,538,166
Multi-Utilities — 2.2%
Ameren Corp.	15,630	$1,130,674
Black Hills Corp.	4,695	253,295
CMS Energy Corp.	18,857	1,095,026
Consolidated Edison, Inc.	19,316	1,757,177
DTE Energy Co.	12,127	1,337,123
NiSource, Inc.	28,375	753,356
Public Service Enterprise Group, Inc.	27,899	1,706,024
WEC Energy Group, Inc.	17,754	1,494,354
		$9,527,029

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,202	$ 226,798
		$ 226,798
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(1)	8,734	$ 341,237
American Airlines Group, Inc.(1)	44,451	610,757
Delta Air Lines, Inc.	37,511	1,509,067
Southwest Airlines Co.	38,135	1,101,339
		$ 3,562,400
Personal Care Products — 0.3%
BellRing Brands, Inc.(1)	6,854	$379,917
Coty, Inc., Class A(1)	20,673	256,759
e.l.f. Beauty, Inc.(1)	2,981	430,277
		$1,066,953
Pharmaceuticals — 0.6%
Catalent, Inc.(1)	10,187	$457,702
Elanco Animal Health, Inc.(1)	29,425	438,433
Jazz Pharmaceuticals PLC(1)	3,844	472,812
Organon & Co.	15,282	220,366
Perrigo Co. PLC	8,111	261,012
Royalty Pharma PLC, Class A	22,869	642,390
		$2,492,715
Professional Services — 3.6%
Alight, Inc., Class A(1)	17,236	$147,023
Booz Allen Hamilton Holding Corp.	7,967	1,019,059
Broadridge Financial Solutions, Inc.	6,799	1,398,894
Ceridian HCM Holding, Inc.(1)	9,205	617,840
Concentrix Corp.	2,636	258,882
CoStar Group, Inc.(1)	22,315	1,950,108
Dun & Bradstreet Holdings, Inc.	18,078	211,513
Equifax, Inc.	7,073	1,749,082
Exlservice Holdings, Inc.(1)	8,880	273,948
Exponent, Inc.	3,167	278,823
FTI Consulting, Inc.(1)	2,084	415,029
Genpact, Ltd.	10,696	371,258
Insperity, Inc.	2,063	241,825
ManpowerGroup, Inc.	3,109	247,072
Maximus, Inc.	3,576	299,883
Paycom Software, Inc.	3,032	626,775
Paylocity Holding Corp.(1)	2,555	421,192
Robert Half, Inc.	6,646	584,316
Science Applications International Corp.	3,282	408,018
SS&C Technologies Holdings, Inc.	13,273	811,113
TransUnion	12,344	848,156
TriNet Group, Inc.(1)	2,268	269,733
Verisk Analytics, Inc.	7,912	1,889,860
		$15,339,402
Security	Shares	Value
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	17,387	$ 1,618,556
Howard Hughes Holdings, Inc.(1)	2,030	173,666
Jones Lang LaSalle, Inc.(1)	3,090	583,608
Zillow Group, Inc., Class C(1)	12,401	717,522
		$ 3,093,352
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(1)	4,112	$ 124,470
Cirrus Logic, Inc.(1)	3,188	265,210
Diodes, Inc.(1)	2,793	224,892
Enphase Energy, Inc.(1)	6,940	917,052
Entegris, Inc.	9,041	1,083,293
First Solar, Inc.(1)	5,460	940,649
Lattice Semiconductor Corp.(1)	8,054	555,645
MKS Instruments, Inc.	4,072	418,887
Monolithic Power Systems, Inc.	2,590	1,633,720
ON Semiconductor Corp.(1)	23,980	2,003,049
Onto Innovation, Inc.(1)	3,075	470,168
Power Integrations, Inc.	3,455	283,690
Qorvo, Inc.(1)	5,826	656,066
Rambus, Inc.(1)	6,251	426,631
Silicon Laboratories, Inc.(1)	1,715	226,843
Skyworks Solutions, Inc.	9,593	1,078,445
SolarEdge Technologies, Inc.(1)(2)	3,149	294,746
Teradyne, Inc.	9,366	1,016,398
Universal Display Corp.	2,571	491,729
Wolfspeed, Inc.(1)(2)	7,492	325,977
		$13,437,560
Software — 5.5%
Altair Engineering, Inc., Class A(1)	3,186	$268,102
ANSYS, Inc.(1)	4,919	1,785,007
AppFolio, Inc., Class A(1)	1,187	205,636
AppLovin Corp., Class A(1)	8,391	334,381
Aspen Technology, Inc.(1)	1,693	372,714
Bill Holdings, Inc.(1)	6,374	520,055
Box, Inc., Class A(1)	8,902	227,980
Confluent, Inc., Class A(1)	12,496	292,406
Datadog, Inc., Class A(1)	15,054	1,827,255
DocuSign, Inc.(1)	11,869	705,612
Dolby Laboratories, Inc., Class A	3,612	311,282
Dropbox, Inc., Class A(1)	15,200	448,096
Dynatrace, Inc.(1)	14,182	775,614
Elastic NV(1)	4,871	548,962
Fair Isaac Corp.(1)	1,359	1,581,890
Five9, Inc.(1)	4,512	355,049
Gen Digital, Inc.	34,756	793,132
Guidewire Software, Inc.(1)	5,085	554,468
HashiCorp, Inc., Class A(1)	7,014	165,811
HubSpot, Inc.(1)	2,771	1,608,676

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(1)	3,682	$ 792,808
Nutanix, Inc., Class A(1)	15,034	716,972
PTC, Inc.(1)	7,153	1,251,489
Qualys, Inc.(1)	2,118	415,721
SentinelOne, Inc., Class A(1)	13,560	372,086
Smartsheet, Inc., Class A(1)	8,043	384,616
Splunk, Inc.(1)	8,928	1,360,181
SPS Commerce, Inc.(1)	2,087	404,544
Tenable Holdings, Inc.(1)	7,268	334,764
Teradata Corp.(1)	5,354	232,953
Tyler Technologies, Inc.(1)	2,476	1,035,265
Workiva, Inc.(1)	2,989	303,473
Zoom Video Communications, Inc., Class A(1)	14,066	1,011,486
Zscaler, Inc.(1)	5,366	1,188,891
		$23,487,377
Specialty Retail — 2.8%
Academy Sports & Outdoors, Inc.	3,663	$241,758
Advance Auto Parts, Inc.	3,394	207,136
Asbury Automotive Group, Inc.(1)	1,051	236,443
AutoNation, Inc.(1)	1,574	236,383
Bath & Body Works, Inc.	12,155	524,610
Best Buy Co., Inc.	10,313	807,302
Burlington Stores, Inc.(1)	3,481	676,985
CarMax, Inc.(1)	8,219	630,726
Chewy, Inc., Class A(1)	5,473	129,327
Dick's Sporting Goods, Inc.	3,042	447,022
Five Below, Inc.(1)	2,818	600,685
Floor & Decor Holdings, Inc., Class A(1)	5,580	622,505
GameStop Corp., Class A(1)(2)	15,037	263,599
Lithia Motors, Inc.	1,489	490,298
Penske Automotive Group, Inc.	1,069	171,585
RH(1)	797	232,309
Ross Stores, Inc.	17,571	2,431,651
Tractor Supply Co.	5,740	1,234,272
Ulta Beauty, Inc.(1)	2,582	1,265,154
Williams-Sonoma, Inc.	3,199	645,494
		$12,095,244
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc., Class C	15,268	$1,168,002
Hewlett Packard Enterprise Co.	75,208	1,277,032
HP, Inc.	49,012	1,474,771
NetApp, Inc.	12,593	1,110,199
Pure Storage, Inc., Class A(1)	17,321	617,667
Seagate Technology Holdings PLC	12,542	1,070,710
Super Micro Computer, Inc.(1)	2,764	785,695
Western Digital Corp.(1)	19,826	1,038,287
		$8,542,363
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	6,151	$ 309,026
Columbia Sportswear Co.	1,821	144,842
Crocs, Inc.(1)	3,089	288,544
Deckers Outdoor Corp.(1)	1,354	905,054
PVH Corp.	3,252	397,134
Ralph Lauren Corp.	2,229	321,422
Skechers USA, Inc., Class A(1)	7,012	437,128
Tapestry, Inc.	12,552	462,039
VF Corp.	20,718	389,499
		$3,654,688
Trading Companies & Distributors — 2.0%
Air Lease Corp.	6,406	$268,668
Applied Industrial Technologies, Inc.	2,419	417,737
Beacon Roofing Supply, Inc.(1)	2,779	241,829
Core & Main, Inc., Class A(1)	8,039	324,856
Fastenal Co.	31,104	2,014,606
GATX Corp.	2,085	250,659
MSC Industrial Direct Co., Inc., Class A	2,216	224,392
SiteOne Landscape Supply, Inc.(1)	2,377	386,263
United Rentals, Inc.	3,674	2,106,745
W.W. Grainger, Inc.	2,450	2,030,290
WESCO International, Inc.	2,482	431,570
		$8,697,615
Water Utilities — 0.5%
American Water Works Co., Inc.	11,013	$1,453,606
Essential Utilities, Inc.	16,083	600,700
		$2,054,306
Total Common Stocks (identified cost $363,521,521)		$429,295,973

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	524,184	$ 524,184
Total Affiliated Fund (identified cost $524,184)		$ 524,184
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	635,115	$ 635,115
Total Securities Lending Collateral (identified cost $635,115)		$ 635,115
Total Short-Term Investments (identified cost $1,159,299)		$ 1,159,299
Total Investments — 100.1% (identified cost $364,683,472)		$430,457,924
Other Assets, Less Liabilities — (0.1)%		$ (526,656)
Net Assets — 100.0%		$429,931,268

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $2,586,826 and the total market value of the collateral received by the Fund was $2,728,978, comprised of cash of $635,115 and U.S. government and/or agencies securities of $2,093,863.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of December 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at December 31, 2023.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Calvert
US Mid-Cap Core Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $524,184, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$469,965	$10,612,809	$(10,558,590)	$ —	$ —	$524,184	$5,023	524,184

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$429,295,973(2)	$ —	$ —	$429,295,973
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	524,184	—	—	524,184
Securities Lending Collateral	635,115	—	—	635,115
Total Investments	$430,455,272	$ —	$2,652	$430,457,924

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.